Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 436	$ 497	$ 550
Cost of revenues	172	143	252
Gross profit	264	354	298
Research and development expenses, net	9,143	11,587	11,534
Sales and marketing expenses	1,120	1,939	2,230
General and administrative expenses	2,677	3,119	3,989
Operating loss	12,676	16,291	17,455
Financial expenses (income), net	(1,538)	2,119	4,221
Net Loss	$ 11,138	$ 18,410	$ 21,676
Basic loss per share	$ (0.02)	$ (0.06)	$ (0.07)
Diluted loss per share	$ (0.02)	$ (0.06)	$ (0.07)
Weighted average number of shares outstanding used in computing basic loss per share	466,597	331,350	322,817
Weighted average number of shares outstanding used in computing diluted loss per share	466,597	331,350	322,817